SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 2,386,443	$ 3,281,974
Less: allowance for credit losses	(398,099)	(407,480)
Accounts receivable, net	$ 1,988,344	$ 2,874,494